UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2017

Date of reporting period:	2/28/2017

Item 1. Schedule of Investments

Prudential Financial Services Fund

Schedule of Investments

as of February 28, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS — 96.7%
Application Software — 1.8%
SS&C Technologies Holdings, Inc.	92,573	$3,241,906

Asset Management & Custody Banks — 9.2%
Amundi SA (France) 144A(a)	110,519	6,404,481
Banca Generali SpA (Italy)	66,386	1,603,045
Julius Baer Group Ltd. (Switzerland)*	91,321	4,466,303
Legg Mason, Inc.	99,963	3,770,604

		16,244,433

Consumer Finance — 8.9%
Capital One Financial Corp.	94,131	8,835,136
Synchrony Financial	186,361	6,753,722

		15,588,858

Data Processing & Outsourced Services — 1.3%
Nets A/S (Denmark) 144A*	140,000	2,363,312

Diversified Banks — 47.3%
Atlas Mara Ltd. (British Virgin Islands)*	526,001	1,130,902
Bank of America Corp.	365,710	9,025,723
Bank of Baroda (India)*	2,117,814	5,236,960
Bank of Ireland (Ireland)*	14,244,839	3,376,805
Bank of Nova Scotia (The) (Canada)	101,000	5,858,335
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	42,696	1,391,890
Bank Tabungan Pensiunan Nasional Tbk PT (Indonesia)*	16,822,400	3,568,563
BNP Paribas SA (France)	111,300	6,512,217
Canadian Imperial Bank of Commerce (Canada)	90,401	7,936,802
Citigroup, Inc.	128,182	7,666,565
FinecoBank Banca Fineco SpA (Italy)	787,168	4,497,001
ING Groep NV, CVA (Netherlands)	492,732	6,788,172
JPMorgan Chase & Co.	63,237	5,730,537
Permanent TSB Group Holdings PLC (Ireland)*	935,665	2,628,158
Royal Bank of Canada (Canada)	66,600	4,837,802
Societe Generale SA (France)	55,192	2,453,152
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	1	0
Van Lanschot NV, CVA (Netherlands)	219,416	4,588,392

		83,227,976

Diversified Capital Markets — 2.4%
UBS Group AG (Switzerland)	274,525	4,232,035

Financial Exchanges & Data — 1.5%
Singapore Exchange Ltd. (Singapore)	476,500	2,547,882

Life & Health Insurance — 3.6%
AIA Group Ltd. (Hong Kong)	1,003,800	6,335,933

Multi-Line Insurance — 2.1%
Ageas (Belgium)	99,161	3,769,822

Property & Casualty Insurance — 5.3%
QBE Insurance Group Ltd. (Australia)	141,860	1,338,127
Tokio Marine Holdings, Inc. (Japan)	100,700	4,412,975
XL Group Ltd. (Bermuda)	85,997	3,482,018

		9,233,120

Regional Banks — 11.0%
GronlandsBANKEN A/S (Greenland)	10,852	980,594
M&T Bank Corp.	24,928	4,162,228

PNC Financial Services Group, Inc. (The)	71,545	9,102,670
Signature Bank*	17,407	2,741,777
TCF Financial Corp.	133,314	2,319,664

		19,306,933

Thrifts & Mortgage Finance — 2.3%
Genworth Mortgage Insurance Australia Ltd. (Australia)	1,907,392	4,105,825

TOTAL COMMON STOCKS (cost $147,141,518)		170,198,035

	Units
WARRANTS*
Diversified Banks
Atlas Mara Ltd. (British Virgin Islands), expiring 8/21/17 (cost $4,913)	491,298	270

TOTAL LONG-TERM INVESTMENTS (cost $147,146,431)		170,198,305

	Shares
SHORT-TERM INVESTMENTS — 6.9%
AFFILIATED MUTUAL FUND — 3.8%
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $6,634,360; includes $6,630,000 of cash collateral for securities on loan)(b)(c)	6,633,020	6,635,010

UNAFFILIATED MUTUAL FUND — 3.1%
Morgan Stanley Institutional Liquidity Funds — Government Portfolio (cost $5,450,575)	5,450,575	5,450,575

TOTAL SHORT-TERM INVESTMENTS (cost $12,084,935)		12,085,585

TOTAL INVESTMENTS — 103.6% (cost $159,231,366)(d)		182,283,890
Liabilities in excess of other assets — (3.6)%		(6,267,715)

NET ASSETS — 100.0%		$176,016,175

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVA	Certificate Van Aandelen (Bearer)
L1	Level 1
L2	Level 2

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,425,129; cash collateral of $6,630,000 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$159,941,319

Appreciation	30,731,557
Depreciation	(8,391,413)

Net Unrealized Appreciation	$22,340,144

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$5,443,952	$—
Belgium	—	3,769,822	—
Bermuda	4,873,908	—	—
British Virgin Islands	1,130,902	—	—
Canada	18,632,939	—	—
Denmark	—	2,363,312	—
France	—	15,369,850	—
Greenland	—	980,594	—
Hong Kong	—	6,335,933	—
India	—	5,236,960	—
Indonesia	—	3,568,563	—
Ireland	—	6,004,963	—
Italy	—	6,100,046	—
Japan	—	4,412,975	—
Netherlands	—	11,376,564	—
Singapore	—	2,547,882	—
Switzerland	—	8,698,338	—
Turkey	—	—	—
United States	63,350,532	—	—
Warrants	—	—	—
British Virgin Islands	270	—	—
Affiliated Mutual Fund	6,635,010	—	—
Unaffiliated Mutual Fund	5,450,575	—	—

Total	$100,074,136	$82,209,754	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$2,393,043	L1 to L2	Official Close to Model Price

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2017 were as follows:

United States	42.9%
Canada	10.6
France	8.7
Netherlands	6.5
Switzerland	4.9
Hong Kong	3.6
Italy	3.5
Ireland	3.4
Australia	3.1
India	3.0
Bermuda	2.8
Japan	2.5
Belgium	2.1
Indonesia	2.0
Singapore	1.5
Denmark	1.3
British Virgin Islands	0.6
Greenland	0.6

103.6
Liabilities in excess of other assets	(3.6)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of February 28, 2017 categorized by risk exposure:

Derivative Fair Value at 2/28/17
Equity contracts	$270

Prudential Jennison Health Sciences Fund

Schedule of Investments

as of February 28, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 98.8%
Biotechnology — 53.8%
ACADIA Pharmaceuticals, Inc.*(a)	168,109	$6,406,634
Aeglea BioTherapeutics, Inc.*(a)	602,772	3,737,186
Aevi Genomic Medicine, Inc.*(a)	1,261,358	5,915,769
Agios Pharmaceuticals, Inc.*(a)	124,493	6,030,441
Alexion Pharmaceuticals, Inc.*	641,236	84,162,225
Alkermes PLC*	160,769	9,083,449
Amicus Therapeutics, Inc.*(a)	3,473,903	22,545,630
Audentes Therapeutics, Inc.*	241,382	3,743,835
Avexis, Inc.*(a)	143,931	8,825,849
BioCryst Pharmaceuticals, Inc.*(a)	1,206,418	7,528,048
BioMarin Pharmaceutical, Inc.*	1,605,913	150,843,408
Bluebird Bio, Inc.*(a)	701,656	61,500,148
Celgene Corp.*	1,080,692	133,476,269
Clovis Oncology, Inc.*(a)	293,787	16,983,826
Corvus Pharmaceuticals, Inc.*	200,911	2,889,100
DBV Technologies SA (France), ADR*	338,795	12,342,302
Epizyme, Inc.*(a)	1,410,186	20,024,641
Exelixis, Inc.*(a)	1,917,566	41,285,196
Incyte Corp.*	897,285	119,428,633
Insmed, Inc.*(a)	857,407	13,658,494
Kite Pharma, Inc.*(a)	457,119	32,350,312
La Jolla Pharmaceutical Co.*	362,736	12,155,283
MacroGenics, Inc.*	181,233	3,831,266
Natera, Inc.*(a)	518,542	4,957,262
Neurocrine Biosciences, Inc.*	518,386	22,891,926
Otonomy, Inc.*(a)	889,099	13,203,120
OvaScience, Inc.*(a)	1,245,225	1,842,933
ProQR Therapeutics NV (Netherlands)*(a)	1,645,254	6,663,279
Proteostasis Therapeutics, Inc.*(a)	1,574,855	22,914,140
Prothena Corp. PLC (Ireland)*(a)	392,856	23,041,004
Ra Pharmaceuticals, Inc.*	161,770	3,387,464
Regeneron Pharmaceuticals, Inc.*	88,412	33,021,882
Retrophin, Inc.*(a)	565,062	12,018,869
Sage Therapeutics, Inc.*(a)	802,147	54,064,708
Sarepta Therapeutics, Inc.*(a)	448,495	13,952,679
Shire PLC, ADR	581,006	104,987,784
TESARO, Inc.*(a)	229,996	43,324,347
Ultragenyx Pharmaceutical, Inc.*(a)	423,027	35,991,137
Vertex Pharmaceuticals, Inc.*	257,492	23,333,925

		1,198,344,403

Health Care Equipment & Supplies — 4.9%
Alere, Inc.*	437,643	16,761,727
Boston Scientific Corp.*	1,407,344	34,550,295
DexCom, Inc.*	426,761	33,355,640
Edwards Lifesciences Corp.*	65,947	6,201,656
GenMark Diagnostics, Inc.*(a)	1,334,522	15,106,789
iRhythm Technologies, Inc.*(a)	71,707	2,762,153

		108,738,260

Health Care Providers & Services — 16.2%
Aetna, Inc.	506,597	65,229,430
Centene Corp.*	560,085	39,485,993
Cigna Corp.	390,239	58,106,587
Diplomat Pharmacy, Inc.*(a)	93,669	1,269,215
Humana, Inc.	355,641	75,129,161

UnitedHealth Group, Inc.	742,796	122,843,602

		362,063,988

Health Care Technology — 0.1%
Tabula Rasa HealthCare, Inc.*(a)	209,374	2,966,830

Life Sciences Tools & Services — 2.7%
Illumina, Inc.*	334,250	55,953,450
NanoString Technologies, Inc.*(a)	229,293	4,326,759

		60,280,209

Pharmaceuticals — 21.1%
Aerie Pharmaceuticals, Inc.*	1,913,983	90,627,095
Allergan PLC	473,168	115,840,990
Assembly Biosciences, Inc.*	1,342,370	28,001,838
AstraZeneca PLC (United Kingdom), ADR(a)	1,887,238	55,220,584
Bristol-Myers Squibb Co.(a)	950,933	53,927,410
Cassiopea SpA (Italy)*	67,672	2,224,871
Cassiopea SpA (Italy), 144A*(b)	230,363	7,573,709
Dermira, Inc.*(a)	705,774	23,777,526
Eli Lilly & Co.	613,533	50,806,668
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	105,069	13,110,510
Intra-Cellular Therapies, Inc.*(a)	981,380	12,807,009
Ocular Therapeutix, Inc.*(a)	1,867,308	15,573,349
SteadyMed, Ltd. (Israel)*	347,749	1,164,959

		470,656,518

TOTAL COMMON STOCKS (cost $1,503,779,661)		2,203,050,208

PREFERRED STOCKS — 0.2%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 8/31/12)*(b)(c)^ (cost $2,400,000)	4,084,064	3,471,454

TOTAL LONG-TERM INVESTMENTS (cost $1,506,179,661)		2,206,521,662

SHORT-TERM INVESTMENTS — 22.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(d)	30,516,171	30,516,171
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $476,357,758; includes $476,122,048 of cash collateral for securities on loan)(d)(e)	476,313,453	476,456,348

TOTAL SHORT-TERM INVESTMENTS (cost $506,873,929)		506,972,519

TOTAL INVESTMENTS — 121.7% (cost $2,013,053,590)(f)		2,713,494,181
Liabilities in excess of other assets — (21.7)%		(484,700,860)

NET ASSETS — 100.0%		$2,228,793,321

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
ADR	American Depositary Receipt

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,471,454 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $469,720,898; cash collateral of $476,122,048 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that have been deemed illiquid; the aggregate value of $11,045,163 is approximately 0.5% of net assets.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $2,400,000. The aggregate value of $3,471,454 is approximately 0.2% of net assets.
(d)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(e)	Represents security, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$2,016,829,449

Appreciation	810,874,288
Depreciation	(114,209,556)

Net Unrealized Appreciation	$696,664,732

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$1,198,344,403	$—	$—
Health Care Equipment & Supplies	108,738,260	—	—
Health Care Providers & Services	362,063,988	—	—
Health Care Technology	2,966,830	—	—
Life Sciences Tools & Services	60,280,209	—	—
Pharmaceuticals	460,857,938	9,798,580	—
Preferred Stocks
Health Care Equipment	—	—	3,471,454
Affiliated Mutual Funds	506,972,519	—	—

Total	$2,700,224,147	$9,798,580	$3,471,454

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Jennison Utility Fund

Schedule of Investments

as of February 28, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Diversified Telecommunication Services — 0.5%
Frontier Communications Corp.(a)	5,507,171	$16,136,011

Electric Utilities — 41.2%
Alliant Energy Corp.	2,328,163	91,915,875
Alupar Investimento SA (Brazil)	361,924	2,313,940
Alupar Investimento SA (Brazil), 144A(b)	1,721,024	11,003,268
American Electric Power Co., Inc.	1,852,088	124,034,333
Edison International	1,463,100	116,667,594
El Paso Electric Co.	436,094	21,303,192
Enel SpA (Italy)	11,238,306	48,231,374
Exelon Corp.	3,526,545	129,459,467
Fortis, Inc. (Canada)	2,774,561	88,008,022
Iberdrola SA (Spain)	7,266,818	48,250,084
NextEra Energy, Inc.	1,258,275	164,834,025
PG&E Corp.	2,341,215	156,276,101
Pinnacle West Capital Corp.	611,078	50,224,501
PNM Resources, Inc.	944,201	34,274,496
Portland General Electric Co.	1,828,760	82,897,691
PPL Corp.	930,302	34,309,538
Southern Co. (The)	655,213	33,297,925
Xcel Energy, Inc.	2,326,149	101,675,973

		1,338,977,399

Equity Real Estate Investment Trusts (REITs) — 4.1%
American Tower Corp.	582,500	66,865,175
CyrusOne, Inc.	1,282,417	65,275,025

		132,140,200

Gas Utilities — 3.4%
Atmos Energy Corp.	982,687	76,934,565
Infraestructura Energetica Nova SAB de CV (Mexico), 144A(b)	2,815,921	12,061,726
Italgas SpA (Italy)*	5,046,728	20,065,696

		109,061,987

Independent Power & Renewable Electricity Producers — 3.8%
Atlantica Yield PLC (Spain)(a)	2,171,189	47,245,073
NextEra Energy Partners LP(a)	1,744,077	53,682,690
NRG Yield, Inc. (Class C Stock)(a)	1,296,045	22,551,183

		123,478,946

Media — 2.5%
Charter Communications, Inc. (Class A Stock)*(a)	129,456	41,822,055
Comcast Corp. (Class A Stock)	1,089,670	40,775,452

		82,597,507

Multi-Utilities — 19.4%
Ameren Corp.	2,149,430	117,552,327
CMS Energy Corp.	2,270,946	101,102,516
Dominion Resources, Inc.	959,823	74,520,658
DTE Energy Co.	1,481,189	150,162,941
NiSource, Inc.	4,247,430	101,556,051
Sempra Energy	468,580	51,679,688
WEC Energy Group, Inc.	554,058	33,393,075

		629,967,256

Oil, Gas & Consumable Fuels — 20.8%
Cheniere Energy Partners LP	550,000	18,018,000

Cheniere Energy Partners LP Holdings LLC	2,496,502	60,739,894
Cheniere Energy, Inc.*	842,515	40,482,846
Dominion Midstream Partners LP	407,074	12,598,940
Enbridge, Inc. (Canada)	1,134,773	47,759,231
Energy Transfer Partners LP	1,734,529	65,582,541
EQT GP Holdings LP	870,088	23,788,206
Kinder Morgan, Inc.	2,618,635	55,803,112
ONEOK, Inc.(a)	564,067	30,487,821
Plains All American Pipeline LP	1,495,419	47,973,042
SemGroup Corp. (Class A Stock)	895,346	31,471,412
Tallgrass Energy GP LP(a)	589,155	16,737,894
Targa Resources Corp.	975,001	55,087,557
TransCanada Corp. (Canada)	1,573,738	72,347,871
Williams Cos., Inc. (The)	3,409,475	96,624,521

		675,502,888

Water Utilities — 2.7%
American Water Works Co., Inc.	1,147,629	89,515,062

TOTAL LONG-TERM INVESTMENTS (cost $2,379,981,252)		3,197,377,256

SHORT-TERM INVESTMENTS — 3.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(c)	37,404,990	37,404,990
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $61,904,162; includes $61,845,529 of cash collateral for securities on loan)(c)(d)	61,899,068	61,917,638

TOTAL SHORT-TERM INVESTMENTS (cost $99,309,152)		99,322,628

TOTAL INVESTMENTS — 101.4% (cost $2,479,290,404)(e)		3,296,699,884
Liabilities in excess of other assets — (1.4)%		(46,370,228)

NET ASSETS — 100.0%		$3,250,329,656

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $58,052,241; cash collateral of $61,845,529 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid; the aggregate value of $23,064,994 is approximately 0.7% of net assets.
(c)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(d)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(e)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$2,486,296,911

Appreciation	860,549,401
Depreciation	(50,146,428)

Net Unrealized Appreciation	$810,402,973

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Telecommunication Services	$16,136,011	$—	$—
Electric Utilities	1,231,492,673	107,484,726	—
Equity Real Estate Investment Trusts (REITs)	132,140,200	—	—
Gas Utilities	76,934,565	32,127,422	—
Independent Power & Renewable Electricity Producers	123,478,946	—	—
Media	82,597,507	—	—
Multi-Utilities	629,967,256	—	—
Oil, Gas & Consumable Fuels	675,502,888	—	—
Water Utilities	89,515,062	—	—
Affiliated Mutual Funds	99,322,628	—	—

Total	$3,157,087,736	$139,612,148	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedules of Investments (unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Each Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     April 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     April 17, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date     April 17, 2017

*	Print the name and title of each signing officer under his or her signature.